Note 30 - Share-based Payments - Options Outstanding (Details)	Dec. 31, 2020 $ / shares
Statement Line Items [Line Items]
Number of options	28,000
Exercise price 2 [member]
Statement Line Items [Line Items]
Exercise price (in CAD per share)	$ 11.50
Number of options	18,000
Exercise price 4 [member]
Statement Line Items [Line Items]
Exercise price (in CAD per share)	$ 9.30
Number of options	10,000